Provision for legal claims (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Provisions For Legal Claims Explanatory Abstract
Schedule of probable likelihood of loss
	Labor	Civil	Tax	Environ.	Total
At June 30, 2020	1,018	67	-	400	1,485
Additions	1,010	-	-	260	1,270
Monetary restatement	150	2	-	34	186
Additions/Reversals	279	(69)	-	(262)	(52)
Payments	(1,444)	-	-	-	(1,444)
At June 30, 2021	1,013	-	-	432	1,445
Additions	407	-	533	20	960
Monetary restatement	75	-	16	22	113
Reversal	(829)	-	(205)	(20)	(1,054)
Payments	(347)	-	-	-	(347)
At June 30, 2022	319	-	344	454	1,117

Schedule of contingencies
	2022	2021
Civil	7,789	10,570
Tax	14,997	3,532
Labor	7	825
	22,793	14,927

Schedule of judicial deposits
	2022	2021
Labor	320	339
Tax	1,250	1,195
Environmental	485	434
Civil	160	152
	2,215	2,120